SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ / shares in Units, $ in Thousands				6 Months Ended
	Feb. 07, 2026 USD ($)	Feb. 07, 2026 SGD ($)	Jan. 02, 2026 USD ($)	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2026 SGD ($) Segment	Jun. 30, 2025 SGD ($)	Jan. 02, 2026 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net income loss	$ 800	$ 1,000,000.0		$ 1,313	$ 1,700,000	$ (832,000)
Gains losses on extinguishment of debt				$ 800	1,000,000.0
Impairment of long-lived assets					$ 0	$ 0
Dividend declared			$ 2,300
Dividend declared per share | $ / shares							$ 0.44
Number of reportable segments | Segment				2	2
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate				0.7727	0.7727
SGD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate				1	1